Expense Example	Nov. 20, 2025 USD ($)
Upright Assets Allocation Plus Fund | Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 274
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,435
Expense Example, with Redemption, 10 Years	3,041
Upright Growth & Income Fund | Upright Growth & Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	3,223
Upright Growth Fund | Upright Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	989
Expense Example, with Redemption, 5 Years	1,678
Expense Example, with Redemption, 10 Years	$ 3,512